Employee benefit plans and compensation plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefit plans and compensation plans
Schedule of breakdown of plan assets
The breakdown of the investment of plan assets for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
International equities	13.7%	13.0%
Swedish equities	11.3%	8.9%
Swedish nominal bonds	37.3%	40.7%
Real estate	9.6%	10.2%
Private equity	9.9%	9.4%
Other	18.2%	17.8%

Schedule of reconciliation of beginning and ending funded status and net amounts recognized	The following tables present a reconciliation of the beginning and ending funded status and the net amounts recognized for the defined benefit plans for the years ended December 31, 2020 and 2019:

(Millions)	2020	2019
Change in benefit obligation
Projected benefit obligation, beginning of year	$20.3	$17.5
Service cost	1.3	1.6
Interest cost	0.3	0.4
Actuarial losses	(0.9)	2.9
Benefit payments	(0.5)	(1.2)
Tax payments	(0.2)	(0.3)
Currency revaluation effect	2.5	(0.6)
Projected benefit obligation, end of year	22.8	20.3
Change in plan assets
Fair value of plan assets, beginning of year	17.7	16.4
Employer contributions	0.8	1.4
Benefit payments	(0.4)	(0.4)
Interest income	0.8	1.0
Currency revaluation effect	2.6	(0.7)
Fair value of plan assets, end of year	21.5	17.7
Funded status at end of year(1)	$(1.3)	$(2.6)
(1)At December 31, 2020, the Swedish plan had a funding status of $3.5 million and the German plan had a funding status of $(4.8) million. At December 31, 2019, the Swedish plan had a funding status of $2.5 million and the German plan had a funding status of $(5.1) million.

Schedule of components of net periodic pension expense
The components of net periodic pension expense for the years ended December 31, 2020, 2019, and 2018 are as follows:

(Millions)	2020	2019	2018
Service cost	$(1.0)	$(0.9)	$(1.2)
Interest cost	0.1	0.1	0.1
Actuarial (loss)	2.6	(0.5)	(0.8)
Net periodic pension expense	$1.7	$(1.3)	$(1.9)

Schedule of projected benefit payments required for defined pension benefit plans	As of December 31, 2020, the projected benefit payments required for the defined pension benefits plans are as follows:

(Millions)	December 31, 2020
2021	$0.4
2022	0.4
2023	0.4
2024	0.4
2025	0.5
2026-2030	3.3
Total benefit payments required	$5.4

Schedule of assumptions used to value stock options
The following assumptions were used to value stock options granted:

Expected annual dividend yield	1.75%
Expected volatility(1)	20%
Risk-free interest rate(2)	2.51%
Expected term(3)	4 years
(1)Expected volatility was estimated based on the historical volatility of the shares of a peer group of companies.
(2)Risk free rate was based on US 5-year semi-annual treasury rate interest rate.
(3)The Company used the simplified method for estimating the expected term.
Schedule of share-based compensation expense recognized under plans
The following tables present pre-tax and after-tax share-based compensation expense recognized under the above plans:

(Millions)	2020	2019	2018
PSUs - IPO Incentive Awards(1)(2)	$(2.2)	$0.7	$1.5
PSUs - 2019 LTI(2)	(0.8)	0.8	—
RSUs	5.8	5.8	—
Stock Options	0.9	0.8	—
LTIP(2)(3)	(1.3)	(3.4)	1.0
Total share-based compensation expense - pre-tax	$2.4	$4.7	$2.5
(1)2019 includes a reversal of 2018 accrual of $1.5 related to modification of the award.
(2)Expense is negative as these awards were cancelled and replaced with cash-based awards.
(3)Legacy 2016 LTIP includes two open cycles in 2019 and three open cycles in 2018. Award was partially settled during 2020 and partially cancelled and replaced with cash-based awards.

(Millions)	2020	2019	2018
PSUs - IPO Incentive Awards(1)(2)	$(1.7)	$0.6	$1.2
PSUs - 2019 LTI(2)	(0.6)	0.7	—
RSUs	4.6	4.6	—
Stock Options	0.7	0.6	—
LTIP(2)(3)	(1.0)	(2.7)	0.8
Total share-based compensation expense - after-tax	$2.0	$3.8	$2.0
(1)2019 includes a reversal of 2018 accrual of $1.5 related to modification of the award.
(2)Expense is negative as these awards were cancelled and replaced with cash-based awards.
(3)Legacy 2016 LTIP includes two open cycles in 2019 and three open cycles in 2018. Award was partially settled during 2020 and partially cancelled and replaced with cash-based awards.

Schedule of unrecognized compensation cost associated with unvested awards
The following tables present unrecognized compensation cost associated with unvested awards and weighted average period over which it is expected to be recognized:

(Millions)	December 31, 2020
	RSUs	Stock Options
Unrecognized compensation cost related to unvested awards	$4.9	$1.1
Weighted average recognition period (years)	1.1 years	1.2 years

Schedule of outstanding share-settled awards
The following table summarizes outstanding share-based awards as of the end of the year ended December 31, 2019:

As of and for the year ended December 31, 2020	Number of Shares
	PSUs - IPO Incentive Awards(1)	PSUs - 2019 LTI(1)	RSUs	Stock Options	LTIP(1)
Unvested, beginning of the year	555,163	391,136	1,353,852	1,374,945	870,471
Granted	—	—	776	—	—
Vested	—	—	—	—	147,854
Forfeited	555,163	391,136	85,558	—	722,617
Unvested, end of the year	—	—	1,269,070	1,374,945	—
(1)Awards that were awards were cancelled and replaced with cash-based awards are shown in the forfeited line.

Sweden
Employee benefit plans and compensation plans
Schedule of assumptions used to determine benefit obligations
The assumptions used to determine Swedish benefit obligations for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Discount rate	1.4%	2.3%
Increase in compensation levels rate	3.1%	3.3%
Turnover rate	3.0%	3.0%

Germany
Employee benefit plans and compensation plans
Schedule of assumptions used to determine benefit obligations	The assumptions used to determine German benefit obligations for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Discount rate	0.9%	1.9%
Increase in compensation levels rate	2.0%	2.0%